Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Other comprehensive income (loss)
Other comprehensive income (loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2017			2016			2015
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$659	$194	$853	$(518)	$(332)	$(850)	$(518)	$(81)	$(599)
Total foreign currency translation	659	194	853	(518)	(332)	(850)	(518)	(81)	(599)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	237	(84)	153	(388)	146	(242)	(535)	172	(363)
Reclassification adjustment (b)	(3)	—	(3)	(75)	26	(49)	(83)	31	(52)
Net unrealized gain (loss) on assets available-for-sale	234	(84)	150	(463)	172	(291)	(618)	203	(415)
Defined benefit plans:
Net gain (loss) arising during the period	454	(112)	342	(151)	43	(108)	(105)	40	(65)
Foreign exchange adjustment	1	—	1	(1)	1	—	—	—	—
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	100	(32)	68	88	(31)	57	104	(35)	69
Total defined benefit plans	555	(144)	411	(64)	13	(51)	(1)	5	4
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	33	(9)	24	(52)	18	(34)	—	—	—
Reclassification adjustment (b)	(20)	5	(15)	45	(15)	30	11	(3)	8
Net unrealized gain (loss) on cash flow hedges	13	(4)	9	(7)	3	(4)	11	(3)	8
Total other comprehensive income (loss)	$1,461	$(38)	$1,423	$(1,052)	$(144)	$(1,196)	$(1,126)	$124	$(1,002)

(a)	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 21 for additional information.

(b)
The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 16 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2014 ending balance	$(1,069)	$(1,236)	$(65)	$742	$(6)	$(1,634)
Change in 2015	(563)	(14)	18	(415)	8	(966)
2015 ending balance	$(1,632)	$(1,250)	$(47)	$327	$2	$(2,600)
Change in 2016	(819)	(56)	5	(291)	(4)	(1,165)
2016 ending balance	$(2,451)	$(1,306)	$(42)	$36	$(2)	$(3,765)
Change in 2017	838	419	(8)	150	9	1,408
2017 ending balance	$(1,613)	$(887)	$(50)	$186	$7	$(2,357)